Others - Movement in allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at period start	$ (6,992)
Provision for impairment	1,373	$ 0	$ 0
Financial assets at period end		(6,992)
Loans to consumers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at period end	(8,168)
Less: Allowance for expected credit losses | Loans to consumers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at period start	0	0
Provision for impairment	1,373	0
Write-offs	(1,107)	0
Financial assets at period end	$ 266	$ 0	$ 0